Expense Example	Jul. 31, 2025 USD ($)
Allspring Disciplined U.S. Core Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 655
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,009
Expense Example, with Redemption, 10 Years	1,541
Allspring Disciplined U.S. Core Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,878
Allspring Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	683
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,905
Allspring Large Cap Core Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,167
Expense Example, with Redemption, 10 Years	1,913
Allspring Large Cap Core Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,243
Allspring Large Cap Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	1,877
Allspring Premier Large Company Growth Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	905
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,871
Allspring Special Large Cap Value Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	825
Expense Example, with Redemption, 5 Years	1,018
Expense Example, with Redemption, 10 Years	$ 1,575